Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.416.6559
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Keycorp Real Estate Capital Markets, Inc.
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Park Bridge Lender Services
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Dec
15,
2023
Nov
17,
2023
Jan
18,
2024
Nov 30, 2023
Dec 1
1, 2023
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Aug 17, 2012
Jul 30, 2012
Jul 1, 2012
Aug 17, 2045
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificate Holders
Page
1
Historical Loan Modification Report Page
8
REO Status Report Page
9
REO Additional Detail Page
10
Bond/Collateral Realized Loss Reconciliation
Page
11
Historical Delinquency & Liquidation (Stated)
Page
13
Delinquency Summary Report Page
14
Historical Liquidation Loss Loan Detail
Page
15
Interest Adjustment Reconciliation
Page
16
Defeased Loan Detail
Page
17
Appraisal Reduction Report Page
18
Loan Level Detail Page
19
Material Breaches and Document Defects
Page
21
Mortgage Loan Characteristics
Page
22

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
-
Through Certificates, Series 2012-C5
December 2023
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
A-1
0.91600%
A-2
1.97200%
Balance
86,000,000.00
221,800,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Deficit
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
A-3
2.82500%
149,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.17600%
489,820,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
3.79200%
59,204,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
4.44300%
32,984,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PST
0.00000%
116,714,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.63250%
24,526,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
D
4.63250%
27,064,000.00
14,408,340.50
933,870.63
55,622.25
989,492.88
0.00
0.00
13,474,469.87
E
4.63250%
F
4.50000%
G
4.50000%
H
4.50000%
J
4.50000%
X-A
0.00000%
49,053,000.00
8,457,000.00
18,607,000.00
23,680,000.00
45,670,509.00
1,065,628,000.00
49,053,000.00
8,457,000.00
18,607,000.00
23,680,000.00
42,388,038.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
189,365.19
31,713.75
69,776.25
88,800.00
315,912.72
0.00
189,365.19
31,713.75
69,776.25
88,800.00
315,912.72
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
49,053,000.00
8,457,000.00
18,607,000.00
23,680,000.00
42,388,038.44
0.00
X-B
0.18950%
X-C
0.07881%
R
0.00000%
65,968,000.00
221,583,509.00
0.00
0.00
156,593,378.94
0.00
0.00
0.00
0.00
0.00
10,283.66
0.00
0.00
10,283.66
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
155,659,508.31
0.00
Totals:
1,353,179,509.00
156,593,378.94
933,870.63
761,473.82
1,695,344.45
0.00
0.00
155,659,508.31
PAYMENT DETAIL

Pass
-
Through Certificates, Series 2012-C5
December 2023
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
CUSIP
A-1
61761AAW8
A-2
61761AAX6
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Deficit/TA Expense
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
61761AAY4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
61761AAZ1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S
61761ABA5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
61761ABB3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PST
61761ABC1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
61761ABD9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
D
61761AAG3
532.38030225
34.50600909
2.05521166
36.56122075
0.00000000
497.87429316
E
61761AAJ7
F
61761AAL2
G
61761AAN8
H
61761AAQ1
J
61761AAS7
X-A
61761AAA6
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
928.12712992
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
3.86042018
3.75000000
3.75000000
3.75000000
6.91721487
0.00000000
3.86042018
3.75000000
3.75000000
3.75000000
6.91721487
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1,000.00000000
1,000.00000000
1,000.00000000
1,000.00000000
928.12712992
0.00000000
X-B 61761AAC2
X-C 61761AAE8
R
61761AAU2
0.00000000
706.70141315
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.04640985
0.00000000
0.00000000
0.04640985
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
702.48688186
0.00000000
FACTOR DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
-
Through Certificates, Series 2012-C5
December 2023
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
A-1
0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Deficit
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
D
14,408,340.50
554,955.79
378,914.84
0.00
0.00
13,474,469.87
E
49,053,000.00
F
8,457,000.00
G 18,607,000.00
H 23,680,000.00
J
42,388,038.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
49,053,000.00
8,457,000.00
18,607,000.00
23,680,000.00
42,388,038.44
Totals:
156,593,378.94
554,955.79
378,914.84
0.00
0.00
155,659,508.31
PRINCIPAL DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
-
Through Certificates, Series 2012-C5
December 2023
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustments
0.00
0.00
Shortfalls
0.00
0.00
Premium
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
D
55,622.25
0.00
0.00
0.00
0.00
0.00
55,622.25
0.00
0.00
0.00
0.00
0.00
301,893.09
0.00
0.00
0.00
0.00
144,935.51
0.00
0.00
0.00
0.00
3,850,102.52
E
189,365.19
F
31,713.75
G
69,776.25
H
88,800.00
J
158,955.14
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
189,365.19
31,713.75
69,776.25
88,800.00
315,912.72
0.00
0.00
X-B
0.00
X-C
10,283.66
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
10,283.66
0.00
0.00
0.00
0.00
Totals:
604,516.24
0.00
301,893.09
144,935.51
0.00
0.00
761,473.82
3,850,102.52
INTEREST DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
-
Through Certificates, Series 2012-C5
December 2023
Interest
Fees
Scheduled Interest
470,096.48
Master Servicing Fee
3,172.62
Interest Adjustments
0.00
Certificate Administrator Fee
267.51
Deferred Interest / Excess Interest
301,893.09
Trustee Fee
182.69
Net Prepayment Shortfall
0.00
Custodian Fee
84.82
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
163.12
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
6,878.11
Interest Collections
771,989.57
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
6,878.11
Principal
Miscellaneous Fee
Scheduled Principal
554,955.79
Fee Distributions
0.00
10,481.36
Unscheduled Principal
Principal Adjustments
Principal Collections
378,914.84
0.00
933,870.63
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances/Relief Act Interest
0.00
Other
Other Expenses or Shortfalls
34.39
Yield Maintenance
0.00
Additional Trust Fund Expenses
34.39
Prepayment Premium
Other Collections
0.00
0.00
Payments to Certificateholders
Interest Distribution
761,473.82
Excess Liquidation Proceeds
0.00
Principal Distribution
933,870.63
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
1,695,344.45
Total Collections
1,705,860.20
Total Distribution
1,705,860.20
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
-
Through Certificates, Series 2012-C5
December 2023
Interest Accrual Period
November 1,2023-November 30,2023
P&I Advances:
Master
Principal
Stated Principal Balance
Interest
Servicer
0.00
0.00
Trustee
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
156,593,378.89
155,659,508.26
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Deposit
Withdraw
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Interest on Advances
0.00
0.00
0.00
End Balance
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
Principal Distribution Amount
933,870.63
WAC(Exclude REO)
Net WAC(Exclude REO)
4.666705
4.632504
4.666705
4.632504
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
-
Through Certificates, Series 2012-C5
December 2023
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Totals:
* Pending information provided by Servicer
Waived
Terms
Fees
Penalties
Payment
Comments
CURRENT LOAN MODIFICATION REPORT

HISTORICAL LOAN MODIFIC
A
TION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Date of Last
Loan ID
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

REO S
TA
TUS REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
10073642
MD
Greenbelt
Lodging
10,000,000.00
0.00
10/09/2020
0.00
8,710,000.00
12/01/2020
0.00
3
Count:
1
Totals:
10,000,000.00
0.00
0.00
8,710,000.00
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
10069827
22,293,751.16
1,757,018.89
77,840.00
0.00
0.00
0.00
Oct 2023
1,679,178.89
1,757,018.89
0.00
0.00
10073630
1
1,879,535.72
0.00
0.00
0.00
0.00
0.00
May 2022
0.00
0.00
0.00
0.00
10069814
8,996,914.65
0.00
0.00
0.00
0.00
0.00
Nov 2022
0.00
0.00
0.00
0.00
10073640
8,660,988.55
0.00
0.00
0.00
0.00
0.00
Jul 2022
0.00
0.00
0.00
0.00
10073642
7,841,645.53
1,445,91
1.34
0.00
0.00
0.00
0.00
Nov 2021
0.00
1,445,91
1.34
0.00
0.00
10073657
2,902,796.17
0.00
0.00
0.00
0.00
0.00
May 2022
0.00
0.00
0.00
0.00
10069813
0.00
0.00
0.00
0.00
0.00
Jun 2023
300.00
300.00
0.00
0.00
10069827
0.00
0.00
0.00
0.00
0.00
Jun 2023
35,145.00
35,145.00
0.00
0.00
10069827
0.00
35,145.00
0.00
0.00
0.00
Jul 2023
18,075.00
53,220.00
0.00
0.00
10069827
0.00
53,220.00
0.00
0.00
0.00
Aug 2023
12,075.00
65,295.00
0.00
0.00
10069827
0.00
65,295.00
0.00
0.00
0.00
Sep 2023
12,545.00
77,840.00
0.00
0.00
10073642
1,443,428.74
1,445,91
1.34
0.00
0.00
0.00
Dec 2021
(2,482.60)
1,443,428.74
0.00
0.00
10073642
1,516,581.93
1,443,428.74
0.00
0.00
0.00
Mar 2022
73,153.19
1,516,581.93
0.00
0.00
10073642
1,517,892.53
1,516,581.93
0.00
0.00
0.00
Jun 2022
1,310.60
1,517,892.53
0.00
0.00
10073642
1,528,092.53
1,517,892.53
0.00
0.00
0.00
Jul 2022
10,200.00
1,528,092.53
0.00
0.00
10073642
1,528,401.53
1,528,092.53
0.00
0.00
0.00
Aug 2022
309.00
1,528,401.53
0.00
0.00
10073642
1,528,565.93
1,528,401.53
0.00
0.00
0.00
Oct 2022
164.40
1,528,565.93
0.00
0.00
10073642
1,528,680.84
1,528,565.93
0.00
0.00
0.00
Mar 2023
1
14.91
1,528,680.84
0.00
0.00
10073642
1,529,014.66
1,528,680.84
0.00
0.00
0.00
Apr 2023
333.82
1,529,014.66
0.00
0.00
10073642
1,527,318.75
1,529,014.66
0.00
0.00
0.00
May 2023
(1,695.91)
1,527,318.75
0.00
0.00
10073642
1,522,651.71
1,527,318.75
0.00
0.00
0.00
Nov 2023
(4,667.04)
1,522,651.71
0.00
0.00
10073643
0.00
0.00
0.00
0.00
0.00
Jul 2023
2,500.00
2,500.00
0.00
0.00

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
Loan Count:
8
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
1,836,559.26
6,562,141.20
6,559,341.20
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
33,014,921.94
21.2%
0
0.00
0.0%
0
0.00
0.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
33,014,921.94
21.1%
0
0.00
0.0%
0
0.00
0.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
33,014,921.94
20.9%
0
0.00
0.0%
1
22,293,751.16
14.1%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
12.3%
2
55,308,673.10
30.4%
0
0.00
0.0%
0
0.00
0.0%
Aug 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
12.2%
2
55,308,673.10
30.2%
0
0.00
0.0%
0
0.00
0.0%
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
12.1%
2
55,308,673.10
30.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
12.0%
2
55,308,673.10
29.8%
0
0.00
0.0%
0
0.00
0.0%
May 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.9%
2
55,308,673.10
29.6%
0
0.00
0.0%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.9%
2
55,308,673.10
29.4%
0
0.00
0.0%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.7%
2
55,308,673.10
29.1%
0
0.00
0.0%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.7%
2
55,308,673.10
29.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.6%
2
55,308,673.10
28.8%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.4%
2
55,308,673.10
28.3%
0
0.00
0.0%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
1
1.4%
2
55,308,673.10
28.2%
0
0.00
0.0%
1
8,996,914.65
4.6%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
22,293,751.16
10.8%
3
64,305,587.75
31.3%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Current
2
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
122,644,586.32
0.00
78.79% 0.00%
122,644,586.32
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
2
0
122,644,586.32
0.00
78.79%
0.00%
122,644,586.32
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
33,014,921.94
21.21%
34,386,700.33
0
0.00
0.00%
0.00
1
33,014,921.94
21.21%
34,386,700.33
122,644,586.32
78.79%
122,644,586.32
0
0.00
0.00%
0.00
1
33,014,921.94
21.21%
34,386,700.33
0
0.00
0.00%
0.00
3
155,659,508.26
100.00%
157,031,286.65
Group 1
121 + days
TOTAL
Current
0
2
121
+
days
Current
78.8%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
21.2%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
22,293,751.16
15,100,000.00
26,951,431.18
3,228,602.50
23,722,828.68
1,757,018.89
10069827
3
Oct 2023
1
1,879,535.72
24,400,000.00
12,316,201.36
436,665.64
1
1,879,535.72
0.00
10073630
3
May 2022
8,996,914.65
10,800,000.00
9,433,146.25
326,835.66
9,106,310.59
0.00
10069814
3
Nov 2022
8,660,988.55
13,500,000.00
10,530,942.45
1,869,953.90
8,660,988.55
0.00
10073640
3
Jul 2022
7,841,645.53
8,710,000.00
8,129,515.18
1,810,521.36
6,318,993.82
1,522,651.71
10073642
3
Nov 2021
2,902,796.17
5,900,000.00
2,982,357.83
79,561.66
2,902,796.17
0.00
10073657
3
May 2022
Count:
6
Totals:
62,575,631.78
78,410,000.00
70,343,594.25
7,752,140.72
62,591,453.53
3,279,670.60
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
6,878.1
1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
138,023.01
0.00
0.00
0.00
1
19,830,577.10
33,014,921.94
0.00
-301,893.09
0.00
34.39
10069817
10069813
152,845,499.04
Count:
Totals:
2
6,878.1
1
0.00
0.00
0.00
0.00
138,023.01
0.00
0.00
0.00
0.00
-301,858.70
Total Interest Shortfall hitting the Trust:
-156,957.58
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

DEFEASED LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
Maturity Date
Count:
Totals:
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
10069813
09/01/2020
244,039.53
08/1
1/2023
43,000,000.00
06/01/2023
0.00
199,955.14
Count:
1
Totals:
244,039.53
43,000,000.00
0.00
199,955.14

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
12/31/22
1
19,830,577.10
33,014,921.94
2,814,009.22
378,914.84
12/10/23
0.00
0.00
12/01/23
09/01/20
12/01/23
0.00
0
457,871.18
0.00
5
0.00
0.00
0
12,225.30
4.550
1,005,613.74
5.048 0.00
5.200
19,438.53
0.00
1.97
0.00
0.00
0.00
1.50
12/31/22
04/1
1/22
03/1
1/21
02/1
1/22
03/01/22
06/01/22
04/1
1/22
05/1
1/22
02/1
1/22
04/1
1/22
1
1/14/22
05/1
1/22
06/02/22
02/1
1/22
04/1
1/22
10069817
10069813
10073659
10069804
10069805
10069806
10069807
10069808
10069809
10069810
1006981
1
10069812
10069814
10069815
10069816
10069818
10069819
10069820
10069821
10069822
10069823
10069824
10069825
10069826
10069827
10069828
10069829
10069830
10069831
10069832
10069833
10073622
10073623
10073624
10073625
10073626
10073628
10073629
10073630
10073631
10073632
Office
Lodging
Retail
Industrial
Multifamily
Industrial
Retail
Other
Office
Retail
Office
Mobile Home
Retail
Self Storage
Lodging
Retail
Retail
Self Storage
Lodging
Retail
Retail
Mobile Home
Mobile Home
Mobile Home
Retail
Office
Retail
Other
Lodging
Office
Other
Office
Lodging
Retail
Lodging
Office
Retail
Retail
Retail
Industrial
Mixed Use
MD
04/01/20
NY
NC
XX
TX
XX
IN
NY
TX
TX
UT
V
A
FL
MD
UT
P
A
MN
TX
TN
CA
FL
DE
DE
DE
IL
NJ
MD
FL
LA
CO
NY
CO
CA
XX
CA
XX
CA
IN
XX
OH
CA
07/10/27
N
05/01/22
N
07/01/25
N
08/01/22
07/01/21
05/01/22
04/01/22
07/01/22
07/01/22
05/01/22
05/01/22
07/01/22
04/01/22
06/01/22
07/01/22
05/01/22
06/01/22
06/01/17
06/01/22
07/01/22
06/01/22
07/01/22
07/01/22
07/01/22
07/01/22
07/01/17
07/01/22
07/01/22
07/01/19
07/01/22
05/01/30
06/07/17
04/01/17
07/10/22
05/10/22
06/10/17
05/10/22
07/10/22
02/10/22
07/10/17
07/10/22
03/01/22
05/1
1/22
03/01/22
04/1
1/22
06/01/22
04/1
1/22
10/1
1/23
04/01/16
04/1
1/22
07/1
1/22
07/02/19
04/1
1/22
04/01/17
12/21/16
12/19/16
04/1
1/22
05/06/22
02/01/16
04/1
1/22
06/10/22
05/1
1/22
07/10/17
07/1
1/22

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
05/1
1/22
04/08/22
12/09/21
04/1
1/22
01/07/20
06/10/22
10073633
10073634
10073635
10073636
10073637
10073638
10073639
10073640
10073641
10073642
10073643
10073644
10073645
10073646
10073647
10073648
10073649
10073650
10073651
10073652
10073653
10073654
10073655
10073656
10073657
10073658
10073660
10073661
10073662
10073663
10073839
10173064
Office
Multifamily
Retail
Lodging
Retail
Office
Lodging
Lodging
Office
Lodging
Lodging
Lodging
Retail
Retail
Mixed Use
Office
Retail
Self Storage
Lodging
Retail
Office
Retail
Retail
Retail
Lodging
Retail
Retail
Retail
Retail
Retail
Retail
Retail
TX
07/05/22
FL
07/10/22
MI
07/10/22
V
A
06/10/22
IL
06/10/22
CA
06/10/22
OR
05/10/17
NY
05/10/22
CA
04/10/22
MD
07/10/22
LA
05/10/22
P
A
06/10/22
MI
04/10/22
NY
04/10/22
CA
07/10/22
TX
05/10/22
CO
07/10/22
CA
04/10/22
NC
07/10/22
CA
07/10/22
MI
03/10/22
IN
09/10/21
AZ
09/10/21
TX
07/10/22
TX
04/10/22
TX
07/10/22
WA
04/10/22
TX
05/10/22
CO
05/10/22
NY
05/10/22
CA
05/01/22
XX
02/10/22
07/1
1/22
1
1/12/21
1
1/12/21
06/16/22
03/1
1/21
02/14/22
06/22/22
04/08/22
01/10/22
04/1
1/22
01/10/22
07/29/22
06/10/22
09/13/21
08/10/21
08/10/21
06/10/22
05/1
1/22
04/08/22
01/10/22
05/1
1/22
02/1
1/22
05/1
1/22
04/1
1/22
1
1/12/21
Count:
73
Totals:
155,659,508.26
1,025,052.27
378,914.84
0.00
470,096.48
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

115M
to
119.9M
30M
to
34.9M
0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Count
0M
to
4.9M
1
30M
to
34.9M
1
115M
to
119.9M
1
0
10
20
30
Total
3
$155,659,508.26
100.00%
40
Balance ($)
%
70
$2,814,009.22
1.81%
60
$33,014,921.94
21.21%
$1
19,830,577.10
76.98%
50
Remaining Principal Balance
80
4.500% - 4.740%
5.000% - 5.240%
0
10
Total Weighted Average Rate: 4.67%
20
30
40
Total
3
$155,659,508.26
100.00%
50
70
Count
Balance ($)
%
1
$1
19,830,577.10
76.98%
60
2
$35,828,931.16
23.02%
Gross Rate
80
4.500% -
4.740%
5.000% -
5.240%

MARYLAND
NEW YORK
NORTH CAROLINA
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
Count
Balance ($)
%
MARYLAND
NEW YORK
NORTH CAROLINA
1
$
1
19,830,577.10
76.98%
1
$33,014,921.94
21.21%
1
$2,814,009.22
1.81%
Geographic Distribution by State
0
10
20
30
40
50
60
70
Total
3
$155,659,508.26
100.00%
80
Count
Balance ($)
%
Lodging
1
$33,014,921.94
21.21%
Office
1
$1
19,830,577.10
76.98%
Retail
1
$2,814,009.22
1.81%
Total
3
$155,659,508.26
100.00%
Property
T
ype
Office
77.0
Retail
1.8
Lodging
21.2
Lodging 21.2%
Office
77.0%
Retail 1.8%
Total: 100.0%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
135 -
137
138 -
140
Seasoning
Months
10
20
Total Weighted Average Seasoning:
137
30
Total
3
$155,659,508.26
100.00%
40
1
$33,014,921.94
21.21%
50
Count
Balance ($)
%
60
2
$122,644,586.32
78.79%
70
80
0
135 -
137
138 -
140
Months
Count
10
20
30
Total Weighted Average Remaining Months:
34
0 -
2
1
18 -
20
1
42 -
44
1
$1
19,830,577.10
76.98%
Total
3
$155,659,508.26
100.00%
40
Balance ($)
%
60
$33,014,921.94
21.21%
$2,814,009.22
1.81%
50
70
Remaining
T
erm to Maturity
80
0
0 -
2
18 -
20
42 -
44

1.500 - 1.990
2.000 - 2.490
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
December 2023
1.500 - 1.990
2
2.000 - 2.490
1
Total
3
Total Weighted Average DSCR:
2.00
0
10
20
$35,828,931.16
23.02%
50
$1
19,830,577.10
76.98%
$155,659,508.26
100.00%
40
30
Count
Balance ($)
%
60
DSCR
80
70
Amortizing Balloon
23.02%
IO/Amortizing/Balloon
76.98%
Count
Amortizing Balloon
2
IO/Amortizing/Balloon
1
Balance ($)
%
$35,828,931.16
23.02%
$1
19,830,577.10
76.98%
Total
3
$155,659,508.26
100.00%
Amortizing Balloon 23.02%
IO/Amortizing/Balloon 76.98%
Total:
100.00%
Amortization
T
ype